Note 2 - Securities	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note
2
– Securities
Available –for-Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2019
Obligations of U.S. government-sponsored entities and agencies	$18,315	$124	$(122)	$18,317
Obligations of state and political subdivisions	56,583	988	(183)	57,388
U.S. Government-sponsored mortgage-backed securities–residential	58,950	296	(867)	58,379
U.S. Government-sponsored mortgage-backed securities– commercial	1,781	—	(50)	1,731
U.S. Government-sponsored collateralized mortgage obligations– residential	5,813	75	(51)	5,837
Total available-for-sale securities	$141,442	$1,483	$(1,273)	$141,652

Held-to-Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
March 31, 2019
Obligations of state and political subdivisions	$3,824	$37	$—	$3,861
Total held-to-maturity securities	$3,824	$37	$—	$3,861

Available–for-Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2018
Obligations of U.S. government-sponsored entities and agencies	$16,488	$6	$(372)	$16,122
Obligations of state and political subdivisions	56,964	339	(713)	56,590
U.S. Government-sponsored mortgage-backed securities – residential	65,062	6	(1,660)	63,408
U.S. Government-sponsored mortgage-backed securities – commercial	1,432	—	(17)	1,415
U.S. Government-sponsored collateralized mortgage obligations - residential	5,973	9	(216)	5,766
Pooled trust preferred security	178	549	—	727
Total available-for-sale securities	$146,097	$909	$(2,978)	$144,028

Held-to-Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2018
Obligations of state and political subdivisions	$4,024	$24	$—	$4,048
Total held-to-maturity securities	$4,024	$24	$—	$4,048

Proceeds from the sale of available-for-sale securities were as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2019	2018	2019	2018
Proceeds from sales	$2,772	$1,058	$7,670	$2,644
Gross realized gains	12	1	606	40
Gross realized losses	11	6	45	7

The income tax provision related to the net realized gains amounted to
$118
for the
nine
months ended
March 31, 2019.
The income tax benefit related to the net realized losses amounted to
$1
for the
three
months ended
March 31, 2018
and the income tax provision related to the net realized gains amounted to
$9
for the
nine
months ended
March 31, 2018.

The amortized cost and fair values of debt securities at
March 31, 2019,
by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties. Securities not
due at a single maturity date, primarily mortgage-backed securities are shown separately.

Available-for-Sale	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,591	$3,597
Due after one year through five years	18,177	18,290
Due after five years through ten years	25,489	25,708
Due after ten years	27,641	28,110
Total	74,898	75,705

U.S. Government-sponsored mortgage-backed and related securities	66,544	65,947
Total available-for-sale securities	$141,442	$141,652

Held-to-Maturity

Due after five years through ten years	489	501
Due after ten years	3,335	3,360
Total held-to-maturity securities	$3,824	$3,861

The following table summarizes the securities with unrealized losses at
March 31, 2019
and
June 30, 2018,
aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
March 31, 2019
Obligations of US government-sponsored entities and agencies	$—	$—	$11,897	$(122)	$11,897	$(122)
Obligations of states and political subdivisions	—	—	12,850	(183)	12,850	(183)
Mortgage-backed securities – residential	859	(3)	40,422	(864)	41,281	(867)
Mortgage-backed securities – commercial	—	—	1,731	(50)	1,731	(50)
Collateralized mortgage obligations – residential	—	—	2,542	(51)	2,542	(51)
Total temporarily impaired	$859	$(3)	$69,442	$(1,270)	$70,301	$(1,273)

	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2018
Obligations of US government-sponsored entities and agencies	$12,400	$(224)	$2,747	$(148)	$15,147	$(372)
Obligations of states and political subdivisions	26,775	(369)	7,975	(344)	34,750	(713)
Mortgage-backed securities – residential	31,038	(581)	29,716	(1,079)	60,754	(1,660)
Mortgage-backed securities – commercial	1,415	(17)	—	—	1,415	(17)
Collateralized mortgage obligation – residential	—	—	4,821	(216)	4,821	(216)
Total temporarily impaired	$71,628	$(1,191)	$45,259	$(1,787)	$116,887	$(2,978)

Management evaluates securities for other-than-temporary impairment (OTTI) on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The securities portfolio is evaluated for OTTI by segregating the portfolio into two
general segments and applying the appropriate OTTI model. Investment securities are generally evaluated for OTTI under FASB ASC Topic
320,
Accounting for Certain Investments in Debt and Equity Securities
.

In determining OTTI under the ASC Topic
320
model, management considers many factors, including: (
1
) the length of time and the extent to which the fair value has been less than cost, (
2
) the financial condition and near-term prospects of the issuer, (
3
) whether the market decline was affected by macroeconomic conditions, and (
4
) whether the entity has the intent to sell the debt security or more likely than not
will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

The unrealized losses within the securities portfolio as of
March 31, 2019
have
not
been recognized into income because the decline in fair value is not
attributed to credit quality and management does
not
intend to sell, and it is
not
likely that management will be required to sell, the securities prior to their anticipated recovery. The decline in fair value within the securities portfolio is largely due to changes in interest rates and the fair value is expected to recover as the securities approach maturity. The mortgage-backed securities and collateralized mortgage obligations were primarily issued by Fannie Mae, Freddie Mac and Ginnie Mae, institutions which the government has affirmed its commitment to support. Consumers does not
own any private label mortgage-backed securities.

NOTE
2—SECURITIES

The following table summarizes the amortized cost and fair value of securities available-for-sale and securities held-to-maturity at
June 30, 2018
and
2017
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

Available-for-sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2018
Obligations of U.S. government-sponsored entities and agencies	$16,488	$6	$(372)	$16,122
Obligations of state and political subdivisions	56,964	339	(713)	56,590
U.S. Government-sponsored mortgage-backed securities - residential	65,062	6	(1,660)	63,408
U.S. Government-sponsored mortgage-backed securities - commercial	1,432	—	(17)	1,415
U.S. Government-sponsored collateralized mortgage obligations - residential	5,973	9	(216)	5,766
Pooled trust preferred security	178	549	—	727
Total available-for-sale securities	$146,097	$909	$(2,978)	$144,028

Held-to-maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2018
Obligations of state and political subdivisions	$4,024	$24	$—	$4,048
Total held-to-maturity securities	$4,024	$24	$—	$4,048

Available-for-sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2017
Obligations of U.S. government-sponsored entities and agencies	$12,571	$90	$(74)	$12,587
Obligations of state and political subdivisions	56,824	890	(254)	57,460
U.S. Government-sponsored mortgage-backed securities - residential	64,092	184	(438)	63,838
U.S. Government-sponsored mortgage-backed securities - commercial	1,459	—	(1)	1,458
U.S. Government-sponsored collateralized mortgage obligations - residential	6,310	1	(100)	6,211
Pooled trust preferred security	155	377	—	532
Total available-for-sale securities	$141,411	$1,542	$(867)	$142,086

Held-to-maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2017
Obligations of state and political subdivisions	$4,259	$73	$(3)	$4,329
Total held-to-maturity securities	$4,259	$73	$(3)	$4,329

Proceeds from sales and calls of available-for-sale securities during fiscal year
2018
and fiscal year
2017
were as follows:

	2018	2017
Proceeds from sales and calls	$2,644	$14,255
Gross realized gains	40	213
Gross realized losses	7	4

The income tax provision related to these net realized gains amounted to
$12
in fiscal year
2018
and
$71
in fiscal year
2017.
During the
first
quarter of fiscal year
2019,
the pooled trust preferred security was sold for gross proceeds of
$771.

The amortized cost and fair values of debt securities at
June
30,
2018
by expected maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties. Securities not
due at a single maturity date, primarily mortgage-backed securities, collateralized mortgage obligations and the pooled trust preferred security are shown separately.

Available-for-sale	Amortized Cost	Fair Value
Due in one year or less	$3,087	$3,097
Due after one year through five years	20,787	20,645
Due after five years through ten years	27,462	27,235
Due after ten years	22,115	21,735
Total	73,451	72,712
U.S. Government-sponsored mortgage-backed and related securities	72,468	70,589
Pooled trust preferred security	178	727
Total	$146,097	$144,028

Held-to-maturity	Amortized Cost	Fair Value
Due after five years through ten years	$527	$527
Due after ten years	3,497	3,521
Total	$4,024	$4,048

Securities with a carrying value of approximately
$71,673
and
$55,932
were pledged at
June 30, 2018
and
2017,
respectively, to secure public deposits and commitments as required or permitted by law. At
June 30, 2018
and
2017,
there were
no
holdings of securities of any
one
issuer, other than the U.S. government and its agencies, with an aggregate book value greater than
10%
of shareholders’ equity.

The following table summarizes the securities with unrealized and unrecognized losses at
June 30, 2018
and
2017,
aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2018
Obligations of U.S. government-sponsored entities and agencies	$12,400	$(224)	$2,747	$(148)	$15,147	$(372)
Obligations of states and political subdivisions	26,775	(369)	7,975	(344)	34,750	(713)
Mortgage-backed securities - residential	31,038	(581)	29,716	(1,079)	60,754	(1,660)
Mortgage-backed securities - commercial	1,415	(17)	—	—	1,415	(17)
Collateralized mortgage obligations - residential	—	—	4,821	(216)	4,821	(216)
Total temporarily impaired	$71,628	$(1,191)	$45,259	$(1,787)	$116,887	$(2,978)

	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

June 30, 2017
Obligations of U.S. government-sponsored entities and agencies	$4,336	$(74)	$—	$—	$4,336	$(74)
Obligations of states and political subdivisions	13,881	(241)	834	(13)	14,715	(254)
Mortgage-backed securities - residential	42,071	(391)	2,805	(47)	44,876	(438)
Mortgage-backed securities - commercial	1,458	(1)	—	—	1,458	(1)
Collateralized mortgage obligations - residential	5,417	(88)	654	(12)	6,071	(100)
Total temporarily impaired	$67,163	$(795)	$4,293	$(72)	$71,456	$(867)

	Less than 12 Months		12 Months or more		Total
Held-to-Maturity	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2017
Obligations of states and political subdivisions	$933	$(3)	$—	$—	$933	$(3)
Total temporarily impaired	$933	$(3)	$—	$—	$933	$(3)

Management evaluates securities for other-than-temporary impairment (OTTI) on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The securities portfolio is evaluated for OTTI by segregating the portfolio into two
general segments and applying the appropriate OTTI model. Investment securities are generally evaluated for OTTI under FASB ASC Topic
320,
Accounting for Certain Investments in Debt and Equity Securities
.

In determining OTTI under the ASC Topic
320
model, management considers many factors, including: (
1
) the length of time and the extent to which the fair value has been less than cost, (
2
) the financial condition and near-term prospects of the issuer, (
3
) whether the market decline was affected by macroeconomic conditions, and (
4
) whether the entity has the intent to sell the debt security or more likely than not
will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

As of
June 30, 2018,
Consumers’ securities portfolio consisted of
264
available-for-sale and
three
held-to-maturity securities. There were
189
securities in an unrealized loss position at
June 30, 2018,
68
of which were in a continuous loss position for
twelve
or more months. The unrealized losses within the securities portfolio were primarily attributed to a change in market rates. At
June 30, 2018,
all the mortgage-backed securities and collateralized mortgage obligations held by Consumers were issued by U.S. government-sponsored entities and agencies, primarily Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Also, management monitors the financial condition of the individual municipal securities to ensure they meet minimum credit standards. Since Consumers does not
intend to sell these securities and it is
not
likely that Consumers will be required to sell these securities at an unrealized loss position prior to any anticipated recovery in fair value, which may
be maturity, management does
not
believe there is any OTTI related to these securities at
June 30, 2018.
Also, there was
no
OTTI recognized at
June 30, 2017.